September 24, 2003


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

	RE:	Merrill Lynch Pan-European
		Growth Fund of Mercury Funds, Inc.
		Post-Effective Amendment No. 5 to
		the Registration Statement on Form
		N-1A (Securities Act File No.
		333-56205, Investment Company Act
		No. 811-08797)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities
Act of 1933, as amended (the "1933 Act"), Merrill
Lynch Pan-European Growth Fund of Mercury Funds, Inc.
(the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule
497(c)under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on September 17, 2003.

Very truly yours,

Merrill Lynch Pan-European Growth Fund of
Mercury Funds, Inc.



______________________
Phillip S. Gillespie
Secretary of Fund